UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. — Schedule of Investments

Longleaf Partners Fund

Schedule of Investments

March 31, 2013

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	5,094,606	$500,290,309	6.1%

Capital Markets
The Bank of New York Mellon Corporation	14,258,600	399,098,214	4.9

Computers & Peripherals
Dell Inc.	30,878,000	442,481,740	5.4

Construction Materials
Vulcan Materials Company(a)	5,125,450	264,985,765	3.2

Diversified Telecommunication Services
Level(3) Communications, Inc.*(a)	15,026,565	304,889,004	3.7

Food Products
Mondelez International, Inc.	11,947,000	365,697,670	4.5

Industrial Conglomerates
Koninklijke Philips Electronics N.V.	13,590,360	402,160,514	4.9
Koninklijke Philips Electronics N.V. ADR	2,686,500	79,386,075	1.0

		481,546,589	5.9

Insurance
Aon plc	6,529,700	401,576,550	4.9
Berkshire Hathaway Inc. – Class B*	2,926,000	304,889,200	3.7
Loews Corporation	13,853,000	610,501,710	7.5
The Travelers Companies, Inc.	4,794,000	403,606,860	5.0

		1,720,574,320	21.1

Media
DIRECTV*	9,211,800	521,479,998	6.4

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	27,410,576	559,449,856	6.8
CONSOL Energy Inc.(a)	12,583,000	423,417,950	5.2
Murphy Oil Corporation	2,251,400	143,481,722	1.8

		1,126,349,528	13.8

Pharmaceuticals
Abbott Laboratories	9,696,076	342,465,404	4.2

Total Common Stock (Cost $5,474,506,329)		6,469,858,541	79.2

continued

Preferred Stock	Share Quantity	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Convertible Preferred 5.75%	56,500	$57,679,438	0.7%
Chesapeake Energy Corporation Convertible Preferred Series A 5.75%	45,480	46,588,575	0.6

Total Preferred Stock (Cost $83,894,895)		104,268,013	1.3

Options Purchased	Share Equivalents
Computers & Peripherals
Dell Inc. Call, 12/14/15, with Deutsche Bank, Strike Price $7	12,500,000	91,750,000	1.1
Dell Inc. Call, 12/14/15, with Morgan Stanley, Strike Price $7	12,500,000	93,250,000	1.2

Total Options Purchased (Cost $212,877,091)		185,000,000	2.3

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.01% due 4/1/13, Repurchase price $173,053,192 (Collateral: $176,980,000 U.S. Treasury Notes, 0.96% – 1.06% due 5/15/19 to 7/31/19, Value $176,515,866)	173,053,000	173,053,000	2.1
U.S. Treasury Bills, 0.03% – 0.04% due 4/18/13 to 6/20/13	1,250,000,000	1,249,887,500	15.3

Total Short-Term Obligations (Cost $1,422,931,056)		1,422,940,500	17.4

Total Investments (Cost $7,194,209,371)		8,182,067,054	100.2

Other Assets and Liabilities, Net		(16,415,695)	(0.2)

Net Assets		$8,165,651,359	100.0%

Net asset value per share		$29.46

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners Small-Cap Fund

Schedule of Investments

March 31, 2013

(Unaudited)

Common Stock	Share Quantity	Market Value	Net Assets
Capital Markets
Legg Mason, Inc.	5,140,921	$165,280,610	4.2%

Construction Materials
Martin Marietta Materials, Inc.	642,088	65,505,818	1.7
Texas Industries, Inc.*(a)	7,510,757	474,003,874	11.9

		539,509,692	13.6

Diversified Consumer Services
Service Corporation International(a)	7,073,393	118,337,865	3.0

Diversified Telecommunication Services
Level(3) Communications, Inc.*	6,358,000	129,003,820	3.2
tw telecom inc.*	5,382,000	135,572,580	3.4

		264,576,400	6.6

Hotels, Restaurants & Leisure
DineEquity, Inc.(a)	2,010,850	138,326,372	3.5
Vail Resorts, Inc.(a)	3,317,000	206,715,440	5.2
The Wendy’s Company(a)	27,967,000	158,572,890	4.0

		503,614,702	12.7

Insurance
Everest Re Group, Ltd.	1,449,600	188,245,056	4.7
Fairfax Financial Holdings Limited	458,700	179,109,063	4.5

		367,354,119	9.2

Media
Lamar Advertising Company – Class A*	3,514,039	170,817,436	4.3
The Madison Square Garden Company – Class A*	1,334,333	76,857,581	1.9
Scripps Networks Interactive, Inc. – Class A	2,260,000	145,408,400	3.7
Tribune Company – Class A*	1,010,513	57,447,664	1.4
The Washington Post Company – Class B(a)	428,000	191,316,000	4.8

		641,847,081	16.1

Multiline Retail
Saks Incorporated*(a)	14,448,500	165,724,295	4.2

Oil, Gas & Consumable Fuels
Quicksilver Resources Inc.*(a)	24,587,000	55,320,750	1.4

Total Common Stock (Cost $2,159,231,680)		2,821,565,514	71.0

continued

Corporate Bonds	Principal Amount	Market Value	Net Assets
Multiline Retail
Saks Incorporated 7.5% Convertible Notes due 12/1/13(a)	14,051,000	$28,909,932	0.7%

Oil, Gas & Consumable Fuels
Quicksilver Resources Inc. 7.125% Senior Notes due 4/1/16(a)	14,562,000	12,377,700	0.3

Total Corporate Bonds (Cost $38,703,954)		41,287,632	1.0

Short-Term Obligations
Repurchase Agreement with State Street Bank, 0.01% due 4/1/13, Repurchase price $105,008,117 (Collateral: $107,745,000 U.S. Treasury Notes 1.06% – 1.70% due 7/31/19 to 5/15/22, Value $107,109,320)	105,008,000	105,008,000	2.6
U.S. Treasury Bills, 0.00% – 0.07% due 4/4/13 to 7/18/13	985,000,000	984,919,895	24.8

Total Short-Term Obligations (Cost $1,089,927,302)		1,089,927,895	27.4

Total Investments (Cost $3,287,862,936)		3,952,781,041	99.4

Other Assets and Liabilities, Net		23,447,260	0.6

Net Assets		$3,976,228,301	100.0%

Net asset value per share		$32.37

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners International Fund

Schedule of Investments

March 31, 2013

(Unaudited)

Common Stock	Share Quantity	Market Value	Net Assets
Air Freight & Logistics
TNT Express NV	6,702,806	$49,129,166	3.0%

Construction & Engineering
ACS, Actividades de Construccion Y Servicios, S.A.	3,196,154	74,585,940	4.6
Ferrovial S.A.(c)	4,746,914	75,330,456	4.7
Hochtief AG	1,298,655	84,466,178	5.2

		234,382,574	14.5

Construction Materials
Lafarge S.A.	1,628,500	108,195,092	6.7

Diversified Financial Services
EXOR S.p.A.	1,553,160	43,382,244	2.7

Electrical Equipment
Nidec Corporation	359,000	21,432,836	1.3

Hotels, Restaurants & Leisure
Genting Berhad(c)	20,167,000	65,388,884	4.0
Melco International Development Limited(c)	53,639,000	92,870,018	5.7

		158,258,902	9.7

Industrial Conglomerates
Koninklijke Philips Electronics N.V.	3,156,366	93,401,924	5.8

Insurance
Fairfax Financial Holdings Limited	201,500	78,679,913	4.9

Machinery
CNH Global N.V.*	350,000	14,462,000	0.9
Fiat Industrial S.p.A.	3,523,660	39,612,493	2.4

		54,074,493	3.3

Oil, Gas & Consumable Fuels
HRT Participacoes em Petroleo S.A.*	7,665,550	12,745,886	0.8

Real Estate Management & Development
Cheung Kong Holdings Limited(c)	7,303,000	107,815,576	6.7

Specialty Retail
Nitori Holdings Co., Ltd.	671,500	51,716,949	3.2

Wireless Telecommunication Services
Vodafone Group plc ADR	1,215,997	34,546,475	2.1

Total Common Stock (Cost $962,165,330)		1,047,762,030	64.7

continued

Preferred Stock	Share Quantity	Market Value	Net Assets
Metals & Mining
Manabi S.A. Class A Preferred*(a)(b) (Cost $91,000,000)	91,000	$114,709,761	7.1%

Options Purchased	Share Equivalents
Computers & Peripherals
Dell Inc. Call, 8/15/16, with Bank of America Merrill Lynch, Strike Price $15.50 (Cost $35,298,560)	6,476,800	6,579,134	0.4

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.01% due 4/1/13, Repurchase price $50,999,057 (Collateral: $45,685,000 U.S. Treasury Note, 0.96% due 5/15/19, Value $52,020,093)	50,999,000	50,999,000	3.1
U.S. Treasury Bills, 0.03% – 0.05% due 4/18/13 to 7/18/13	375,000,000	374,968,955	23.2

Total Short-Term Obligations (Cost $425,970,134)		425,967,955	26.3

Total Investments (Cost $1,514,434,024)		1,595,018,880	98.5

Swap Contracts		11,273,855	0.7
Options Written		(12,531,960)	(0.8)
Forward Currency Contracts		(794,109)	-
Other Assets and Liabilities, Net		25,704,473	1.6

Net Assets		$1,618,671,139	100.0%

Net asset value per share		$15.05

Swap Contracts
Henderson Stub Swap Contracts with Deutsche Bank due 3/14/17		$11,273,855	0.7%

		Real Estate Management & Development	Oil, Gas & Consumable Fuels
Components of Henderson Stub Swap Contracts		Henderson Land Development Company Limited (Hong Kong)	The Hong Kong and China Gas Company (Hong Kong)	Total
Shares of underlying security		27,692,000	(39,599,560)
Unrealized appreciation (depreciation)		$36,133,355	$(24,780,507)	$11,352,848
Accrued dividends		3,464,484	(2,342,853)	1,121,631
Financing Fee		(1,148,200)	(52,424)	(1,200,624)

Unrealized gain (loss)		38,449,639	(27,175,784)	11,273,855

Options Written	Share Equivalents	Unrealized Gain (Loss)	Market Value	% of Net Assets
Computers & Peripherals
Dell Inc. Put, 8/15/16, with Bank of America Merrill Lynch, Strike Price $15.50 (United States)	(6,476,800)	$16,484,104	$(12,531,960)	(0.8)%

Forward Currency Contracts	Currency Units Sold
Japanese Yen Forward with State Street Bank due 6/21/13	(4,840,000,000)	(794,109)	(51,446,627)	-

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Illiquid. Board Valued.
(c)	All or a portion designated as collateral for options and forward contracts.

See footnotes on page 9.

Longleaf Partners Global Fund

Schedule of Investments

March 31, 2013

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	14,407	$1,414,767	5.0%
TNT Express NV	176,900	1,296,613	4.6

		2,711,380	9.6

Capital Markets
The Bank of New York Mellon Corporation	29,994	839,532	3.0

Construction & Engineering
Hochtief AG	24,608	1,600,536	5.7

Diversified Financial Services
EXOR S.p.A.	47,700	1,332,337	4.7

Diversified Telecommunication Services
Level(3) Communications, Inc.*	63,027	1,278,818	4.6

Food Products
Mondelez International, Inc.	39,718	1,215,768	4.3

Hotels, Restaurants & Leisure
Genting Berhad	405,849	1,315,913	4.7
Melco International Development Limited	131,388	227,484	0.8

		1,543,397	5.5

Industrial Conglomerates
Koninklijke Philips Electronics N.V.	7,217	213,563	0.8

Insurance
Berkshire Hathaway Inc. – Class B*	1,033	107,639	0.4
Everest Re Group, Ltd.	10,104	1,312,105	4.7
Fairfax Financial Holdings Limited	4,802	1,875,042	6.7
Loews Corporation	35,615	1,569,553	5.6

		4,864,339	17.4

Machinery
CNH Global N.V.*	31,312	1,293,812	4.6

Media
DIRECTV*	26,809	1,517,657	5.4

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	86,400	1,763,424	6.3
Murphy Oil Corporation	21,408	1,364,332	4.9

		3,127,756	11.2

Real Estate Management & Development
Cheung Kong Holdings Limited	88,029	1,299,589	4.6
Henderson Land Development Company Limited	69,000	471,997	1.7

		1,771,586	6.3

Textiles, Apparel & Luxury Goods
Guinness Peat Group Plc*	2,527,300	1,268,757	4.5

Total Common Stock (Cost $23,703,020)		24,579,238	87.6

continued

Short-Term Obligations	Principal Amount	Market Value	% of Net Assets
Repurchase Agreement with State Street Bank, 0.01% due 4/1/13, Repurchase price $4,392,005 (Collateral: $3,935,000 U.S. Treasury Note, 0.96% due 5/15/19, Value $4,480,663) (Cost $4,392,000)	4,392,000	$4,392,000	15.6%

Total Investments (Cost $28,095,020)		28,971,238	103.2

Other Assets and Liabilities, Net		(883,836)	(3.2)

Net Assets		$28,087,402	100.0%

Net asset value per share		$10.39

*	Non-income producing security.

See footnotes on page 9.

Longleaf Partners Funds Trust

Notes to Schedules of Investments

March 31, 2013

(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2012 Annual Report, previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Unrealized Appreciation	$1,513,181,514	$990,877,567	$251,840,215	$1,176,707
Unrealized Depreciation	(525,323,831)	(325,959,462)	(171,255,359)	(300,489)

Net Unrealized Appreciation	987,857,683	664,918,105	80,584,856	876,218

Cost for Federal Income Tax Purposes	7,434,322,090	3,289,781,637	1,570,248,889	28,095,020

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2013.

	Shares(a) at		Market Value at
	March 31, 2013		March 31, 2013	December 31, 2012
Partners Fund
CONSOL Energy Inc.	12,583,000		$423,417,950	$403,914,300
Level(3) Communications, Inc.*	15,026,565		304,889,004	347,263,917
Vulcan Materials Company	5,125,450		264,985,765	371,564,286

			993,292,719	1,122,742,503

Small-Cap Fund
DineEquity, Inc.	2,010,850		138,326,372	168,259,177
Quicksilver Resources Inc.*	24,587,000		55,320,750	70,318,820
Quicksilver Resources Inc. 7.125% Senior Notes due. 4/1/16	14,562,000	(b)	12,377,700	11,722,410
Saks Incorporated*	14,448,500		165,724,295	151,853,735
Saks Incorporated 7.5% Convertible Notes due 12/1/13	14,051,000	(b)	28,909,932	26,635,427
Service Corporation International	7,073,393		118,337,865	167,265,339
Texas Industries, Inc.*	7,510,757		474,003,874	383,123,714
Vail Resorts, Inc.	3,317,000		206,715,440	179,416,530
The Washington Post Company – Class B	428,000		191,316,000	156,309,880
The Wendy’s Company	27,967,000		158,572,890	131,444,900

			1,549,605,118	1,446,349,932

International Fund
Manabi S.A. Class A Preferred*	91,000		114,709,761	113,211,111

	Purchases	Sales	Dividend or Interest Income(c)
Partners Fund
CONSOL Energy Inc.	$-	$-	$-
Level(3) Communications, Inc.*	-	-	-
Vulcan Materials Company	-	113,771,655	51,875

	-	113,771,655	51,875

Small-Cap Fund
DineEquity, Inc.*	-	37,085,083	1,517,488
Quicksilver Resources Inc.*	-	-	-
Quicksilver Resources Inc. 7.125% Senior Notes due. 4/1/16	-	-	430,303	(d)
Saks Incorporated*	-	-	-
Saks Incorporated 7.5% Convertible Notes due 12/1/13	-	-	256,535	(d)
Service Corporation International		78,683,808	444,002
Texas Industries, Inc.*	-	-	-
Vail Resorts, Inc.	-	-	688,277
The Washington Post Company – Class B	-	-	-
The Wendy’s Company	-	-	1,118,680

	-	115,768,891	4,455,285

International Fund
Manabi Class A Preferred S.A.*	$-	$-	$-

*	- Non-income producing
(a)	- Common stock unless otherwise noted.
(b)	- Principal Amount.
(c)	- Dividend income unless otherwise noted.
(d)	- Interest income.

4. Fair Value for Financial Reporting

Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of March 31, 2013 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stock	$6,469,858,541	$-	$-	$6,469,858,541
Preferred Stock	-	104,268,013	-	104,268,013
Short-Term Obligations	1,422,940,500	-	-	1,422,940,500
Options Purchased	-	185,000,000	-	185,000,000

Total	7,892,799,041	289,268,013	-	8,182,067,054

Small-Cap Fund
Common Stock	2,821,565,514	-	-	2,821,565,514
Short-Term Obligations	1,089,927,895	-	-	1,089,927,895
Corporate Bonds	-	41,287,632	-	41,287,632

Total	3,911,493,409	41,287,632	-	3,952,781,041

International Fund
Common Stock	1,047,762,030	-	114,709,761	1,162,471,791
Short-Term Obligations	425,967,955	-	-	425,967,955
Forward Currency Contracts	(794,109)	-	-	(794,109)
Options Purchased	-	6,579,134	-	6,579,134
Options Written	-	(12,531,960)	-	(12,531,960)
Swaps	-	11,273,855	-	11,273,855

Total	1,472,935,876	5,321,029	114,709,761	1,529,966,666

Global Fund
Common Stock	24,579,238	-	-	24,579,238
Short-Term Obligations	4,392,000	-	-	4,392,000

Total	$28,971,238	$-	$-	$28,971,238

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Funds value such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Between December 31, 2012 and March 31, 2013, application of these valuation procedures triggered reclassifications from Level 2 to Level 1 of $394,133,408, $0, $911,177,164 and $0 in the Partners, Small-Cap, International and Global Funds, respectively.

For Level 3 securities, the Funds use valuation techniques to measure fair value that are consistent with the market approach. The market approach uses prices and other relevant information generated by market transactions involving comparable securities or related indices.

The sole Level 3 security at March 31, 2013 was Manabi S.A. Class A Preferred (Manabi), an illiquid and fair valued investment of the Longleaf Partners International Fund acquired in a private placement. As of March 31, Manabi is valued at 2,547.25 Brazilian reals translated to US dollars, the price per share obtained to raise an additional $300MM of capital in August 2012, which approximates fair value.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2013:

Level 3 Holdings	International Fund
Fair value at December 31, 2012	$113,211,111
Unrealized gain	1,498,650
Fair value at March 31, 2013	$114,709,761

5. Derivatives Instruments

The Funds invested in options, swap and forward currency contracts which are included in each Fund’s Schedule of Investments.

The Funds used options in several ways:

•	Purchased call options secure upside exposure to the underlying security at low implied long-term interest rates. The maximum loss exposure is the premium paid for the options.

•	Purchased call options are sometimes used in tandem with written put options, to create long synthetic exposure to the underlying security.

With purchased call options (sometimes in tandem with written put options) the Funds get exposure to the stock without tying up cash.

Swap contracts are used to create exposure to the underlying notional value of a stock or bond position. Swap contracts may be done to free up cash or to access markets or short positions more efficiently than otherwise possible.

Forward currency contracts are used on a limited basis to hedge embedded currency exposure related to a specific holding.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 30, 2013

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 30, 2013